Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares
Roan [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services	$ 631,140
Net interest (loss) income after provision for loan losses	(1,580,588)
Commission and fee income on guarantee services, net	3,789
Operating (Loss) Income	(945,659)
Total Operating Expenses	(1,366,710)
(Loss) Income Before Income Taxes	(2,312,369)
Income tax expenses	(244,741)
Net (Loss) Income from continuing operations	(2,557,110)
Net income from discontinued operations, net of income tax	26,846,018
Net Income	24,288,908
Dividend – Convertible Redeemable Class A preferred stock	(686,400)
Net income attributable to noncontrolling interests	(76,108)
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ 23,526,400
Weighted average number of ordinary share outstanding
Basic (in Shares) | shares	25,287,887
Diluted (in Shares) | shares	25,287,887
Earnings per share
Basic (in Dollars per share) | $ / shares	$ 0.93
Diluted (in Dollars per share) | $ / shares	$ 0.93
Lixin Cayman and its subsidiaries [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services	$ 2,591,381	[1]
Net interest (loss) income after provision for loan losses	1,075,726	[1]
Commission and fee income on guarantee services, net	1,829,566	[1]
Operating (Loss) Income	5,496,673	[1]
Other income, net	195,519	[1]
Total Operating Expenses	(2,087,917)	[1]
(Loss) Income Before Income Taxes	3,604,275	[1]
Income tax expenses	(936,982)	[1]
Net (Loss) Income from continuing operations	2,667,293	[1]
Net income from discontinued operations, net of income tax		[1]
Net Income	2,667,293	[1]
Dividend – Convertible Redeemable Class A preferred stock		[1]
Net income attributable to noncontrolling interests	(90,928)	[1]
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ 2,576,365	[1]
Weighted average number of ordinary share outstanding
Basic (in Shares) | shares		[1]
Diluted (in Shares) | shares		[1]
Earnings per share
Basic (in Dollars per share) | $ / shares		[1]
Diluted (in Dollars per share) | $ / shares		[1]
Pro Forma Adjustment [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services		[2]
Net interest (loss) income after provision for loan losses	50,681	[2]
Commission and fee income on guarantee services, net	(45,192)	[2]
Operating (Loss) Income	5,489	[2]
Other income, net		[2]
Total Operating Expenses	(855,729)	[2]
(Loss) Income Before Income Taxes	(850,240)	[2]
Income tax expenses	212,560	[2]
Net (Loss) Income from continuing operations	(637,680)	[2]
Net income from discontinued operations, net of income tax		[2]
Net Income	(637,680)	[2]
Dividend – Convertible Redeemable Class A preferred stock		[2]
Net income attributable to noncontrolling interests		[2]
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ (637,680)	[2]
Weighted average number of ordinary share outstanding
Basic (in Shares) | shares		[2]
Diluted (in Shares) | shares		[2]
Earnings per share
Basic (in Dollars per share) | $ / shares		[2]
Diluted (in Dollars per share) | $ / shares		[2]
Pro Forma Financial Data [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services	$ 3,222,521
Net interest (loss) income after provision for loan losses	(454,181)
Commission and fee income on guarantee services, net	1,788,163
Operating (Loss) Income	4,556,503
Other income, net	195,519
Total Operating Expenses	(4,310,356)
(Loss) Income Before Income Taxes	441,666
Income tax expenses	(969,163)
Net (Loss) Income from continuing operations	(527,497)
Net income from discontinued operations, net of income tax	26,846,018
Net Income	26,318,521
Dividend – Convertible Redeemable Class A preferred stock	(686,400)
Net income attributable to noncontrolling interests	(167,036)
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ 25,465,085
Weighted average number of ordinary share outstanding
Basic (in Shares) | shares	25,287,887
Diluted (in Shares) | shares	25,287,887
Earnings per share
Basic (in Dollars per share) | $ / shares	$ 1.01
Diluted (in Dollars per share) | $ / shares	$ 1.01

[1]	The consolidated statements of income of Lixin was for the period from January 1, 2019 to December 20, 2019.
[2]	The proforma adjustment represents the transaction elimination between Roan and Lixin, amortization of intangible assets arising from the acquisition of $850,240, and deferred income tax benefits of $212,560 in relation to amortization of intangible assets arising from the acquisition.